Employee Benefit Plans (Estimated Future Benefit Payments) (Details) (USD $) In Thousands	Jul. 02, 2011
Pension Benefits [Member]
Estimated future benefit payment in year one	$ 65,259
Estimated future benefit payment in year two	71,326
Estimated future benefit payment in year three	79,496
Estimated future benefit payment in year four	88,530
Estimated future benefit payment in year five	99,221
Estimated future benefit payment after year five	680,580
Other Postretirement Plans [Member]
Estimated future benefit payment in year one	346
Estimated future benefit payment in year two	455
Estimated future benefit payment in year three	638
Estimated future benefit payment in year four	802
Estimated future benefit payment in year five	957
Estimated future benefit payment after year five	$ 5,697